                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: ___
   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    White River Investment Partners, LLC
Address: 2288 Union Street
         San Francisco, CA 94123

Form 13F File Number: 028-12790

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Sean C. Warren
Title: Managing Director
Phone: 415-440-1659

Signature, Place, and Date of Signing:


          /s/ Sean C. Warren              San Francisco, CA        10/13/2008
-------------------------------------   ---------------------   ----------------
              [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         22

Form 13F Information Table Value Total:    $72,017
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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WHITE RIVER INVESTMENT PARTNERS, LLC
FORM 13F -- INFORMATION TABLE QUARTER ENDED SEPTEMBER 30, 2008

                                                                                                                  VOTING AUTHORITY
                                     TITLE OF              VALUE    SHARES /   SH/  PUT /  INVESTMENT    OTHER   ------------------
NAME OF ISSUER                         CLASS     CUSIP    (x$1000)   PRN AMT   PRN   CALL    DSCRETN   MANAGERS  SOLE  SHARED  NONE
-----------------------------------  --------  ---------  --------  ---------  ---  -----  ----------  --------  ----  ------  ----
BURLINGTON NORTHERN SANTA FE CORP    EQUITY    12189T104    8,781      95,000   SH            SOLE         0       X
SLM CORPORATION                      EQUITY    78442P106      154      12,500   SH            SOLE         0       X
MFA MORTGAGE INVESTMENTS INC         EQUITY    55272X102      325      50,000   SH            SOLE         0       X
CAPITALSOURCE INC                    EQUITY    14055X102      492      40,000   SH            SOLE         0       X
ANWORTH MORTGAGE ASSET CORP          EQUITY    037347101      672     113,500   SH            SOLE         0       X
IRON MOUNTAIN INC                    EQUITY    462846106      488      20,000   SH            SOLE         0       X
LAMAR ADVERTISING CO-CL A            EQUITY    512815101   11,738     380,000   SH            SOLE         0       X
NEW FRONTIER MEDIA INC               EQUITY    644398109       52      21,889   SH            SOLE         0       X
CONSOLIDATED-TOMOKA LAND CO          EQUITY    210226106    1,019      23,590   SH            SOLE         0       X
CROSSTEX ENERGY INC                  EQUITY    22765Y104   17,479     700,000   SH            SOLE         0       X
AFFIRMATIVE INSURANCE HOLDINGS INC   EQUITY    008272106      308      97,614   SH            SOLE         0       X
ARES CAPITAL CORPORATION             EQUITY    04010L103    1,043     100,000   SH            SOLE         0       X
NORTHSTAR REALTY FINANCE CORP        EQUITY    66704R100    1,589     205,000   SH            SOLE         0       X
OCWEN FINANCIAL CORP CONV
   CONTINGENT SR NT                  NOTE      675746AD3    3,971   4,500,000  PRN            SOLE         0       X
OCWEN FINANCIAL CORPORATION NEW      EQUITY    675746309    8,050   1,000,000   SH            SOLE         0       X
MASTERCARD INC-CLASS A               EQUITY    57636Q104    6,650      37,500   SH            SOLE         0       X
PROSHARES ULTRASHORT S&P500 ETF      EQUITY    74347R883      703      10,000   SH            SOLE         0       X
ENSTAR GROUP LIMITED                 EQUITY    G3075P101    4,390      45,086   SH            SOLE         0       X
PENNANTPARK INVESTMENT CORP          EQUITY    708062104    1,159     156,417   SH            SOLE         0       X
HILLTOP HOLDINGS INC                 EQUITY    432748101    1,029      99,723   SH            SOLE         0       X
CALPINE CORPORATION                  EQUITY    131347304      390      30,000   SH            SOLE         0       X
VISA INC CL A COMMON STOCK           EQUITY    92826C839    1,535      25,000   SH            SOLE         0       X